Provision for lawsuits and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Provision for judicial and administrative proceedings
	2021	2020

Tax risks	17,081	15,995
Civil risks	980	470
Labor risks	21	4
Total	18,082	16,469

Changes to provision for lawsuits and administrative proceedings are as follows:

Changes to provision for lawsuits and administrative proceedings are as follows:

	2021
	Tax	Civil	Labor

Balance at beginning of the year	15,995	470	4
Additions	2,240	2,204	18
Payments / Reversals	-	(1,644)	-
Effect of changes in exchange rates (OCI)	(1,154)	(50)	(1)
Balance at end of the year	17,081	980	21

	2020
	Tax	Civil	Labor

Balance at beginning of the year	20,631	300	21
Additions	-	1,472	2
Payments / Reversals	-	(1,234)	(13)
Effect of changes in exchange rates (OCI)	(4,636)	(68)	(6)
Balance at end of the year	15,995	470	4

	2019
	Tax	Civil	Labor

Balance at beginning of the year	14,067	209	-
Additions	7,263	743	21
Payments / Reversals	-	(641)	-
Effect of changes in exchange rates (OCI)	(699)	(11)	-
Balance at end of the year	20,631	300	21